Events occurring after the reporting period	6 Months Ended
Dec. 31, 2025
Events occurring after the reporting period
Events occurring after the reporting period

33Events occurring after the reporting period

33.1  Registrations

Subsequent to 31 December 2025, the playing registrations of certain footballers have been disposed of. Total net costs were £38,000 and the associated net book value was £161,000. Additionally, solidarity contributions, training compensation, sell-on fees and contingent consideration totalling £638,000 became receivable in respect of previous playing registration disposals.

Also subsequent to 31 December 2025, the playing registrations of certain players were acquired or extended for a total consideration, including associated costs, of £258,000. Sell-on fees and contingent consideration totalling £109,000 became payable in respect of previous playing registrations.

33Events occurring after the reporting period (continued)

33.2   Financing transactions

Subsequent to 31 December 2025, the Group has completed a number of financing transactions.

The Group has raised proceeds of £39.4 million from the sale of future dated transfer fee receivables due from other football clubs. In conjunction with this, on 29 January 2026 a repayment on our revolving facilities of £50.0 million was made, taking total drawdown as of 29 January 2026 to £240.0 million.

On 10 February 2026, a £50.0 million upsize of our revolving facilities was completed. The Group now has total available facilities of £400.0 million. On 17 February 2026, a further repayment on our revolving facilities of £25.0 million was made, resulting in a total drawdown of £215.0 million and available, undrawn capacity of £185.0 million. Our revolving facilities continue to terminate on 31 December 2029.

33.3   Ruben Amorim and coaches leave roles

On 5 January 2026, the Club announced that Ruben Amorim left his role as men’s first team head coach with immediate effect, along with a number of members of his coaching team. A charge of £6.3 million for the write off of related intangible assets and a provision of £15.9 million, representing the maximum potential amount of future settlement payments, will be recognised in the statement of profit or (loss) during the second half of the year ending 30 June 2026.

33.4   Appointment of Michael Carrick as Head Coach

On 13 January 2026, the Club announced the appointment of Michael Carrick as Head Coach of the men’s first team, until the end of the 2025/26 season.